CAPITAL AND RESERVES (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SCHEDULE OF COMMON SHARES

All Common Shares rank equally with regards to the Company’s residual assets. The following table is presented in thousands:

	As of
	June 30, 2025	December 31, 2024
Common Shares, Beginning Balance	202,941	183,605
Stock Options Exercised	1,341	5,379
Release of Restricted Share Units	4,331	13,820
Warrants Exercised	—	137
Common Shares, Ending Balance	208,613	202,941

SCHEDULE OF TREASURY STOCK

Treasury Stock, which is stock held by the Trustee, is recognized at cost of purchase and presented as a deduction from equity. The following table shows the changes in treasury stock shares for the periods presented in thousands:

	As of
	June 30, 2025	December 31, 2024
Treasury Shares, Beginning Balance	442	175
Repurchases of Common Shares	1,913	8,264
Issuance of Treasury Shares	(1,863)	(7,997)
Treasury Shares, Ending Balance	492	442